Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 47,300	€ 44,595
Trading securities, assets	[1]	47,102	44,427
Other trading assets	[1]	198	168
Positive market values from derivative financial instruments	[1]	5,944	2,682
Non-trading financial assets mandatory at fair value through profit and loss	[1]	3,151	3,806
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	29,543	30,924
Other financial assets at fair value	[1]	24	2
Total financial assets held at fair value	[1]	85,962	82,009
Financial liabilities held at fair value:
Trading liabilities	[1]	28,459	23,873
Trading securities, liabilities	[1]	28,458	23,862
Other trading liabilities	[1]	1	11
Negative market values from derivative financial instruments	[1]	5,816	2,841
Financial liabilities designated at fair value through profit or loss	[1]	0	0
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	911	527
Total financial liabilities held at fair value	[1]	35,186	27,241
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	60,619	56,713
Trading securities, assets	[1]	54,704	50,128
Other trading assets	[1]	5,915	6,584
Positive market values from derivative financial instruments	[1]	357,053	322,082
Non-trading financial assets mandatory at fair value through profit and loss	[1]	73,792	77,818
Financial assets designated at fair value through profit or loss	[1]	383	0
Financial assets at fair value through other comprehensive income	[1]	15,379	13,529
Other financial assets at fair value	[1],[2]	9,574	7,366
Total financial assets held at fair value	[1]	516,801	477,507
Financial liabilities held at fair value:
Trading liabilities	[1]	15,044	13,152
Trading securities, liabilities	[1]	14,560	12,828
Other trading liabilities	[1]	484	324
Negative market values from derivative financial instruments	[1]	341,732	307,013
Financial liabilities designated at fair value through profit or loss	[1]	52,538	48,378
Investment contract liabilities	[1]	506	544
Other financial liabilities at fair value	[1],[3]	3,755	4,609
Total financial liabilities held at fair value	[1]	413,575	373,697
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,039	9,567
Trading securities, assets	[1]	3,035	3,430
Other trading assets	[1]	6,004	6,137
Positive market values from derivative financial instruments	[1]	9,915	8,167
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,872	5,278
Financial assets designated at fair value through profit or loss	[1]	1	7
Financial assets at fair value through other comprehensive income	[1]	1,311	1,050
Other financial assets at fair value	[1]	249	363
Total financial assets held at fair value	[1]	25,387	24,431
Financial liabilities held at fair value:
Trading liabilities	[1]	0	41
Trading securities, liabilities	[1]	0	2
Other trading liabilities	[1]	0	38
Negative market values from derivative financial instruments	[1]	8,131	6,652
Financial liabilities designated at fair value through profit or loss	[1]	1,522	1,954
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(292)	(34)
Total financial liabilities held at fair value	[1]	€ 9,361	€ 8,612

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note1 Significant Accounting Policies and Critical Accounting Estimates of the Annual Report 2019.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.